Trading portfolio	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Trading portfolio

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

13 Trading portfolio

Accounting for trading portfolio assets and liabilities

In accordance with IAS 39, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2017	2016	2017	2016
	£m	£m	£m	£m
Debt securities and other eligible bills	51,200	38,789	(29,045)	(26,842)
Equity securities	59,338	38,329	(8,306)	(7,831)
Traded loans	3,140	2,975	-	-
Commodities	82	147	-	(14)
Trading portfolio assets/(liabilities)	113,760	80,240	(37,351)	(34,687)

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Trading portfolio
g Trading portfolio assets

	2017	2016
	£m	£m
Debt securities and other eligible bills	51,195	38,804
Equity securities	59,338	38,329
Traded loans	3,140	2,975
Commodities	82	147
Trading portfolio assets	113,755	80,255